Carnival Corporation & PLC Consolidated Statements of Income (Loss) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Revenues
Revenues	$ 5,595,000,000	$ 20,825,000,000	$ 18,881,000,000
Operating Costs and Expenses
Selling and administrative	1,878,000,000	2,480,000,000	2,450,000,000
Depreciation and amortization	2,241,000,000	2,160,000,000	2,017,000,000
Goodwill impairments	2,096,000,000	0	0
Operating costs and expenses	14,460,000,000	17,549,000,000	15,556,000,000
Operating Income (Loss)	(8,865,000,000)	3,276,000,000	3,325,000,000
Nonoperating Income (Expense)
Interest income	18,000,000	23,000,000	14,000,000
Interest expense, net of capitalized interest	(895,000,000)	(206,000,000)	(194,000,000)
Gains on fuel derivatives, net	0	0	59,000,000
Other income (expense), net	(511,000,000)	(32,000,000)	3,000,000
Nonoperating Income (Expense)	(1,388,000,000)	(215,000,000)	(118,000,000)
Income (Loss) Before Income Taxes	(10,253,000,000)	3,060,000,000	3,207,000,000
Income Tax Benefit (Expense), Net	17,000,000	(71,000,000)	(54,000,000)
Net Income (Loss)	$ (10,236,000,000)	$ 2,990,000,000	$ 3,152,000,000
Earnings Per Share
Basic (in dollars per share)	$ (13.20)	$ 4.34	$ 4.45
Diluted (in dollars per share)	$ (13.20)	$ 4.32	$ 4.44
Cruise
Operating Costs and Expenses
Commissions, transportation and other	$ 1,139,000,000	$ 2,720,000,000	$ 2,590,000,000
Onboard and other	605,000,000	2,101,000,000	638,000,000
Payroll and related	1,780,000,000	2,249,000,000	2,190,000,000
Fuel	823,000,000	1,562,000,000	1,619,000,000
Food	413,000,000	1,083,000,000	1,066,000,000
Ship and other impairments	1,967,000,000	26,000,000	16,000,000
Other operating	1,518,000,000	3,167,000,000	2,971,000,000
Operating costs and expenses	8,245,000,000	12,909,000,000	11,089,000,000
Cruise passenger ticket
Revenues
Revenues	3,684,000,000	14,104,000,000	13,930,000,000
Cruise onboard and other
Revenues
Revenues	$ 1,910,000,000	$ 6,721,000,000	$ 4,950,000,000